Equity - Additional Information (Detail) $ / shares in Units, $ / shares in Units, $ in Thousands							12 Months Ended
	May 25, 2017 USD ($)	May 25, 2017 TWD ($)	Feb. 28, 2017 USD ($) $ / shares shares	Feb. 28, 2017 TWD ($) $ / shares	May 27, 2016 USD ($) $ / shares shares	May 27, 2016 TWD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Mar. 31, 2019 USD ($)	Mar. 31, 2019 TWD ($) $ / shares	Dec. 31, 2018 TWD ($)	Nov. 07, 2018 shares	May 08, 2018 shares	Dec. 31, 2017 TWD ($)	Feb. 28, 2017 TWD ($) shares	Dec. 31, 2016 TWD ($)	May 27, 2016 TWD ($) shares	May 26, 2016 $ / shares
Number of preference shares approved to be converted into equal number of ordinary shares					41,614,397													41,614,397
Increase through changes in equity					$ 41,614	$ 1,304
Capital surplus					$ 64,557,452		$ 111,459,672	$ 84,282,681	$ 55,256,085	$ 111,476,574								$ 2,053,693
Ordinary shares			$ 41,514,016				51,627,219	41,514,016	36,710,066	$ 51,627,219						$ 1,301,289
Amount of issuance of ordinary shares | $							42,180,000	33,060,951	22,223,869
Weighted-average bid price per share | $ / shares				$ 68.92
Proceeds from new share capital	$ 33,060,951	$ 996,495					$ 42,180,000	$ 33,060,951	$ 22,223,869
Amount of shares authorized | $											$ 5,000,000	$ 5,000,000			$ 2,000,000		$ 2,000,000
Bottom of Range
Number of shares issued			15,000,000													15,000,000
Top of Range
Number of shares issued													40,000,000
Initial Public Offering
Number of shares issued													6,000,000
Offering price per share | (per share)			$ 7.03	$ 41.72
Ordinary Shares
Par value per shares | (per share)					$ 0.001						$ 10								$ 10
Share split ratio					50.00%	50.00%
Number of shares issued					19,667,144													19,667,144
Consideration per share | $ / shares					$ 1.13
Ordinary shares					$ 36,710,066													$ 1,156,709
Ordinary Shares | Initial Public Offering
Number of shares issued			14,458,000											30,000,000		14,458,000
Amount of issuance of ordinary shares			$ 4,803,950	$ 144,580